Net Income (Loss) Per Share - Schedule of Loss Per Share Attributable to Holders of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Numerator:
Net income (loss) attributable to common stockholders (in Dollars)		$ 51,832	$ (4,472)
Declared dividends (in Dollars)		(3,083)	(1,792)
Undeclared cumulative dividends (in Dollars)		(372)
Accretion of temporary equity to redemption value (in Dollars)		(107)
Undistributed net income (loss) attributable to common stockholders (in Dollars)		$ 48,270	$ (6,264)
Basic:
Weighted average shares outstanding - basic		64,463,000	59,425,000
Diluted:
Weighted average shares outstanding - basic		64,463,000	59,425,000
Effect of potentially dilutive securities
Preferred shares	[1]	13,774,000
Incentive units outstanding prior to conversion to Common Stock at Merger	[2]	3,642,000
Warrants outstanding prior to conversion to Common Stock at Merger	[2]	1,200,000
Weighted average shares outstanding - diluted		83,079,000	59,425,000
Net income (loss) per share attributable to common stockholders
Basic (in Dollars per share)		$ 0.75	$ (0.11)
Diluted (in Dollars per share)		$ 0.58	$ (0.11)

[1]	If converted method
[2]	Treasury stock method